Accrued Expenses and Other Payables	12 Months Ended
Jun. 30, 2025
Accrued Expenses and Other Payables [Abstract]
Accrued expenses and other payables

Note 7 — Accrued expenses and other payables

Accrued expenses and other payables consisted of the following:

	As of June 30,
	2024	2025
	HKD	HKD	US$
Accrued expenses	$1,839,055	$2,308,793	$294,117
Refundable deposits received for employment services (1)	4,374,532	3,678,667	468,626
Remuneration payables for customers’ employees (2)	2,260,093	1,769,208	225,381
Other deposits received (3)	80,090	286,871	36,545
Dividend Payable (Note 11)	5,865,364	-	-
Deferred income	47,000	28,200	3,592
Total	$14,466,134	$8,071,739	$1,028,261

(1)	It represented security deposits received from the customers to protect the Group from the loss that the Group may suffer from the termination of employment with the Group’s seconded employees.

(2)	It mainly comprised funds received from the customers in relation to retirement benefit contributions (including MPF and social insurance) and payroll funds of employees of the customers which are to be paid.

(3)	The deposits mainly represented the customers’ advance of payroll funds to ensure timely settlement of customer’s employees’ salaries and retirement benefit contributions to the relevant government authorities.